CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (112.3)	$ 10.3
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	97.9	99.1
Equity in losses of unconsolidated subsidiary	1.3	0.0
Deferred income taxes	0.1	16.8
Provision for pension and other postretirement benefits	3.2	2.5
Cash loss on extinguishment of debt	0.0	0.3
Share-based compensation expense	4.3	6.8
Loss on disposals of property and equipment	1.3	3.4
Other	6.0	0.2
Changes in current assets and liabilities:
Receivables - trade and other	8.8	(22.2)
Prepaid expenses and other current assets	0.2	(1.2)
Accounts payable	0.6	3.4
Accrued income taxes	(4.1)	2.3
Other current liabilities	(7.9)	(17.1)
Other postretirement benefit claims paid	(0.5)	(0.9)
Contributions to pension plans	(5.6)	(5.9)
Deferred revenue	3.0	(6.3)
Net changes in other noncurrent assets and liabilities	(7.4)	(9.7)
Net cash provided by (used in) operating activities	(11.1)	81.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(35.4)	(30.9)
Proceeds from (Payments for) Other Financing Activities	(70.8)	0.0
Repayments of note receivable from unconsolidated subsidiary	1.3	0.0
Proceeds from disposals of property and equipment	1.3	0.1
Net cash used in investing activities	(103.6)	(30.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Reductions of long-term debt	0.0	(128.0)
Shares repurchased for tax withholdings on vesting of restricted share units	(3.3)	(5.3)
Net cash used in financing activities	(3.3)	(133.3)
DECREASE IN CASH AND CASH EQUIVALENTS	(118.0)	(82.3)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,332.1	1,255.5
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 1,214.1	$ 1,173.2